Property and equipment - Summary of Property and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 188
Ending balance	188	€ 188
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	495	537
Additions	62	12
Disposals	(33)	(74)
Exchange differences	(40)	20
Ending balance	484	495
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(307)	(290)
Depreciation charge	(37)	(41)
Impairment charge	(3)	(18)
Disposals	28	52
Exchange differences	23	(10)
Ending balance	(296)	(307)
Property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14
Ending balance	53	14
Property and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101	93
Additions	47	8
Disposals	(5)	(5)
Exchange differences	(7)	5
Ending balance	136	101
Property and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(87)	(79)
Depreciation charge	(7)	(10)
Impairment charge	0	(1)
Disposals	5	6
Exchange differences	6	(3)
Ending balance	(83)	(87)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	174
Ending balance	135	174
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	394	444
Additions	15	4
Disposals	(28)	(69)
Exchange differences	(33)	15
Ending balance	348	394
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(220)	(211)
Depreciation charge	(30)	(31)
Impairment charge	(3)	(17)
Disposals	23	46
Exchange differences	17	(7)
Ending balance	€ (213)	€ (220)